Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2015		2016	2017
	Class A	Class B	Ordinary shares	Ordinary shares	Ordinary shares
	RMB	RMB	RMB	RMB	US$
Basic earnings per share:
Numerator:
Net income attributable to Autohome Inc.	444,916	545,733	1,227,914	2,001,619	307,642
Denominator:
Weighted average ordinary shares outstanding	50,403,077	61,824,328	114,237,600	116,379,846	116,379,846

Basic earnings per share	8.83	8.83	10.75	17.20	2.64

Diluted earnings per share:
Numerator:
Net income attributable to Autohome Inc.	461,052	529,597	1,227,914	2,001,619	307,642
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 15)	529,597	—	—	—	—

Net income attributable to Autohome Inc.	990,649	529,597	1,227,914	2,001,619	307,642

Denominator:
Weighted average ordinary shares outstanding	50,403,077	61,824,328	114,237,600	116,379,846	116,379,846
Conversion of Class B into Class A ordinary shares (Note 15)	61,824,328	—	—	—	—
Dilutive effect of share-based awards	3,419,421	—	1,798,727	1,679,010	1,679,010

Weighted average number of shares outstanding-diluted	115,646,826	61,824,328	116,036,327	118,058,856	118,058,856

Diluted earnings per share	8.57	8.57	10.58	16.95	2.61